Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2045 Fund

June 30, 2020

Z45-QTLY-0820
1.9884246.103

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	737	$13,215
Fidelity Series Commodity Strategy Fund (a)	782	3,002
Fidelity Series Large Cap Growth Index Fund (a)	715	8,990
Fidelity Series Large Cap Stock Fund (a)	653	9,185
Fidelity Series Large Cap Value Index Fund (a)	1,578	17,337
Fidelity Series Small Cap Opportunities Fund (a)	360	4,402
Fidelity Series Value Discovery Fund (a)	531	6,208
TOTAL DOMESTIC EQUITY FUNDS
(Cost $62,819)		62,339

International Equity Funds - 40.5%
Fidelity Series Canada Fund (a)	288	2,743
Fidelity Series Emerging Markets Fund (a)	211	1,805
Fidelity Series Emerging Markets Opportunities Fund (a)	850	16,302
Fidelity Series International Growth Fund (a)	435	7,457
Fidelity Series International Index Fund (a)	322	3,057
Fidelity Series International Small Cap Fund (a)	152	2,428
Fidelity Series International Value Fund (a)	887	7,458
Fidelity Series Overseas Fund (a)	720	7,429
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $49,375)		48,679

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	87	778
Fidelity Series Floating Rate High Income Fund (a)	20	170
Fidelity Series High Income Fund (a)	96	844
Fidelity Series Inflation-Protected Bond Index Fund (a)	228	2,382
Fidelity Series International Credit Fund (a)	5	53
Fidelity Series Long-Term Treasury Bond Index Fund (a)	263	2,733
Fidelity Series Real Estate Income Fund (a)	52	503
TOTAL BOND FUNDS
(Cost $7,238)		7,463

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.25% (a)(b)	14	14
Fidelity Series Short-Term Credit Fund (a)	21	213
Fidelity Series Treasury Bill Index Fund (a)	144	1,439
TOTAL SHORT-TERM FUNDS
(Cost $1,658)		1,666
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $121,090)		120,147
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$120,147

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,836	$858	$1,303	$--	$100	$3,724	$13,215
Fidelity Series Canada Fund	2,431	103	158	--	(26)	393	2,743
Fidelity Series Commodity Strategy Fund	3,433	103	672	--	(189)	327	3,002
Fidelity Series Emerging Markets Debt Fund	698	11	9	10	(2)	80	778
Fidelity Series Emerging Markets Fund	1,220	312	1	--	--	274	1,805
Fidelity Series Emerging Markets Opportunities Fund	11,227	2,454	165	--	(8)	2,794	16,302
Fidelity Series Floating Rate High Income Fund	157	2	--	2	--	11	170
Fidelity Series Government Money Market Fund 0.25%	957	448	1,391	1	--	--	14
Fidelity Series High Income Fund	776	12	--	12	--	56	844
Fidelity Series Inflation-Protected Bond Index Fund	2,308	270	276	1	--	80	2,382
Fidelity Series International Credit Fund	49	--	--	--	--	4	53
Fidelity Series International Growth Fund	6,838	346	934	--	23	1,184	7,457
Fidelity Series International Index Fund	2,700	66	132	--	(18)	441	3,057
Fidelity Series International Small Cap Fund	2,018	27	13	--	(1)	397	2,428
Fidelity Series International Value Fund	6,577	351	669	--	(116)	1,315	7,458
Fidelity Series Large Cap Growth Index Fund	7,401	390	663	165	62	1,800	8,990
Fidelity Series Large Cap Stock Fund	7,687	386	228	--	(3)	1,343	9,185
Fidelity Series Large Cap Value Index Fund	14,215	1,346	210	--	(42)	2,028	17,337
Fidelity Series Long-Term Treasury Bond Index Fund	2,583	469	254	54	44	(109)	2,733
Fidelity Series Overseas Fund	6,538	356	726	--	(60)	1,321	7,429
Fidelity Series Real Estate Income Fund	432	7	--	7	--	64	503
Fidelity Series Short-Term Credit Fund	204	2	--	1	--	7	213
Fidelity Series Small Cap Opportunities Fund	3,608	293	226	--	(48)	775	4,402
Fidelity Series Treasury Bill Index Fund	2,708	10	1,270	10	(4)	(5)	1,439
Fidelity Series Value Discovery Fund	4,499	947	2	--	--	764	6,208
Total	$101,100	$9,569	$9,302	$263	$(288)	$19,068	$120,147

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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